Income Taxes - Summary of Components of Current and Deferred Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expenses	¥ 20,118		¥ 14,265	¥ 8,258
Deferred income taxes	(7,930)	$ (1,139)	(8,943)	(5,822)
Income tax expenses net	¥ 12,188	$ 1,751	¥ 5,322	¥ 2,436